Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Disclosure [Abstract]
Stockholders' Equity

8. Stockholders' Equity

As of March 31, 2014, the Company had the following classes of common stock:

Class A Common Stock.  2,500,000 shares of Class A common stock were issued to the public in the IPO. Class A common stock entitles holders to one vote per share and full economic rights (including rights to dividends, if any, and distributions upon liquidation). Holders of Class A common stock hold 100% of the economic rights and a portion of the voting rights of the Company.

On February 11, 2014, as part of the Restructuring Transactions, RCAP Holdings delivered a written notification (the "Exchange Request") to the Company pursuant to the Exchange Agreement of RCAP Holdings' election to exchange 23,999,999 Class B Operating Subsidiary Units for 23,999,999 shares of Class A Common Stock. Pursuant to the Exchange Request, the Company and RCAP Holdings waived the obligation under the Exchange Agreement to deliver an exchange notice with respect to the exchange at least 20 days in advance of the closing of the Exchange, as well as provisions in the Exchange Agreement with respect to the timing of the closing of the Exchange, which was consummated on February 11, 2014.

The Company issued the Class A Common Stock in the Exchange to RCAP Holdings in reliance on the exemption from registration contained in Section 3(a)(9) of the Securities Act of 1933, as amended (the "Securities Act"). RCAP Holdings was an existing holder of the Class A Common Stock and the Class B Common Stock, and the Company did not, directly or indirectly, pay or give any commission or other remuneration to any party for soliciting the exchange. Pursuant to the Exchange Request, RCAP Holdings also delivered 23,999,999 shares of Class B Common Stock to the Company for cancellation concurrently with the closing of the exchange.

After giving effect to the Exchange, as of February 11, 2014, RCAP Holdings held 24,051,499 shares of Class A Common Stock and one share of Class B Common Stock, which entitles RCAP Holdings, in the aggregate, to 90.76% of the economic rights in the Company and 95.38% of the voting power of the Class A Common Stock and Class B Common Stock voting together as a single class. As a result, RCAP Holdings is entitled to both economic and voting rights.

On March 20, 2014, the Company's Board of Directors authorized and the Company declared a cash dividend for the first quarter of 2014 for its Class A common stock. The cash dividend was paid on April 10, 2014 to record holders of the Company's Class A common stock at the close of business on March 31, 2014 in an amount equal to $0.18 per share, consistent with the cash dividend declared and paid with respect to the fourth quarter of 2014.

Class B Common Stock.  As of March 31, 2014 RCAP Holdings owns one Class B Unit of each operating subsidiary and one share of the Company's Class B common stock which entitles holders to four votes per share; provided, however, that the Company's certificate of incorporation provides that so long as any of the Class B common stock remains outstanding, the holders of Class B common stock always will have a majority of the voting power of the Company's outstanding common stock, and thereby control the Company. Class B common stock holders have no economic rights (including no rights to dividends and distributions upon liquidation).

Equity Plan.  The RCS Capital Corporation Equity Plan provides for the grant of stock options, stock appreciation rights, restricted shares of Class A common stock, restricted stock units, dividend equivalent rights and other stock-based awards (which may include grants of shares of Class A common stock in payment of the amounts due under a plan or arrangement sponsored or maintained by the Company or an affiliate, including the Amended OPP) to individuals who are, as of the date of grant, non-executive directors, officers and other employees of the Company or its affiliates, to certain advisors or consultants of the Company or any of its affiliates who are providing services to the Company or the affiliate, or, subject the Services Agreement (as defined below) remaining in effect on the date of grant, to RCS Capital Management, LLC ("RCS Capital Management"), an entity under common control with RCAP Holdings, and individuals who are, as of the date of grant, employees, officers or directors of RCS Capital Management or one of its affiliates. The maximum number of shares of Class A common stock that may be granted pursuant to awards under the equity plan was initially 250,000 shares of Class A common stock. Following any increase in the number of issued and outstanding shares of Class A common stock, the maximum number of shares of Class A common stock that may be granted pursuant to awards under the equity plan will be a number of shares of Class A common stock equal to the greater of (x) 250,000 shares and (y) 10% of the total number of issued and outstanding shares of Class A common stock (on a diluted basis) at any time following such increase (subject to the registration of the increased number of available shares). Following the Restructuring Transactions (as described below) and the filing of a registration statement on Form S-8 with respect to the equity plan on February 19, 2014, 2,649,999 shares of Class A Common Stock may be granted pursuant to awards under the equity plan.

During the three months ended March 31, 2014, the Company's Board of Directors authorized the issuance of up to 1,823,000 restricted shares under the equity plan of which 1,640,559 were issued and had a weighted average grant date fair value of $37.51. During the three months ended March 31, 2014, 14,710 shares vested. The Company recognized $0.7 million of share-based compensation for the three months ended March 31, 2014 which was recorded in internal commissions, payroll and benefits expense in the consolidated statement of income related to these restricted stock awards. The Company did not have any share-based compensation for the three months ended March 31, 2013. As of March 31, 2014, the total unrecognized compensation cost for restricted stock awards was $60.8 million which is expected to be recognized over a weighted average remaining period of 3.8 years. The restricted stock awards have rights to non-forfeitable dividends for which the Company accrued $0.3 million for the three months ended March 31, 2014.

During the three months ended March 31, 2014, the Company also granted 176,679 restricted stock awards to certain employees of related parties under the RCS Capital Corporation Equity Plan with a weighted average grant date fair value of $36.59. During the three months ended March 31, 2014, no shares vested. The Company recognized the entire charge of $6.5 million for these restricted stock awards immediately in retained earnings as a dividend with an offset to additional paid-in capital. Any amounts in excess of retained earnings is adjusted back to additional paid-in capital in order to ensure that retained earnings is not reduced below zero due to the restricted stock awards. As of March 31, 2014, there is no unrecognized compensation cost for these restricted stock awards. The restricted stock awards have rights to non-forfeitable dividends for which the Company accrued $0.03 million for the three months ended March 31, 2014.

A related party also granted 512,430 restricted stock awards (of the related party's stock) to certain employees of the Company for services provided by Company employees on behalf of such related party, which the Company recognized $2.3 million of share-based compensation for the three months ended March 31, 2014 which was recorded in internal commissions, payroll and benefits expense in the consolidated statement of income related to these restricted stock awards. The Company remeasures the fair value of the awards at each reporting date based on the related party's stock price, at which time the amortization of the award is adjusted. The fair value of these awards as of March 31, 2014 was $14.02. As of March 31, 2014, the total unrecognized compensation cost for restricted stock awards was $4.8 million which is expected to be recognized over a weighted average remaining period of 4.6 years.

Convertible notes and convertible preferred stock.  On April 29, 2014 in connection with the closing of the Cetera acquisition, the Company issued $120.0 million (face amount) of 5% convertible notes at a price of $666.67 per $1,000 of par value, for gross proceeds to the Company upon issuance of $80.0 million and $270.0 million (aggregate liquidation preference) of 7% convertible preferred stock to Luxor at a price of 88.89% of the liquidation preference per share, for gross proceeds to the Company upon issuance of $240.0 million. The Company estimates that 18,992,474 shares of Class A common stock would be issuable on the conversion of all of the convertible preferred stock and all of the convertible notes issued to Luxor (as part of the Company's Cetera financings entered into on April 29, 2014) at the conversation rate applicable as of March 31, 2014.

LTIP Units.  On April 28, 2014, in connection with the acquisition by Luxor of an interest in RCS Capital Management, the OPP was amended which resulted in RCS Capital Management earning 310,947 LTIP Units and forfeiting 1,014,053 LTIP Units under the OPP. Immediately prior to the acquisition by Luxor of an interest in RCS Capital Management, RCS Capital Management distributed its 310,947 earned LTIP Units to its then current members, each of whom then became a member of RCS Holdings. See Note 11 for more information.

8. Stockholders' Equity

The Company has two classes of common stock:

Class A Common Stock.  2,500,000 shares of Class A common stock were issued to the public in the IPO. Class A common stock entitles holders to one vote per share and full economic rights (including rights to dividends, if any, and distributions upon liquidation). Holders of Class A common stock hold 100% of the economic rights and a portion of the voting rights of the Company.

On June 13, 2013, the Company's Board of Directors authorized and the Company declared an annual dividend rate of $0.72 per share of Class A common stock or an annual dividend rate of 3.6% based on the Class A common stock price in the IPO of $20.00, which is equal to a quarterly dividend of $0.18 per share. The dividend is payable in cash quarterly, beginning in July 2013, on the seventh business day of each quarter, in respect of the previous quarter, to stockholders of record at the close of business on the last business day of the previous quarter.

On June 14, 2013, the Company's Board of Directors authorized and the Company declared its first quarterly cash dividend for its Class A common stock. The cash dividend was paid on July 10, 2013 to record holders of the Company's Class A common stock at the close of business on June 28, 2013 in an amount equal to $0.18 per share.

On September 18, 2013, the Company's Board of Directors authorized and the Company declared a cash dividend for the third quarter of 2013 for its Class A common stock. The cash dividend was paid on October 9, 2013 to record holders of the Company's Class A common stock at the close of business on September 30, 2013 in an amount equal to $0.18 per share, consistent with the cash dividend declared and paid with respect to the second quarter of 2013.

On December 23, 2013, the Company's Board of Directors authorized and the Company declared a cash dividend for the fourth quarter of 2013 for its Class A common stock. The cash dividend was paid on January 10, 2014 to record holders of the Company's Class A common stock at the close of business on December 31, 2013 in an amount equal to $0.18 per share, consistent with the cash dividend declared and paid with respect to the third quarter of 2013.

Class B Common Stock.  As of December 31, 2013 RCAP Holdings owns 24,000,000 Class B Units of each operating subsidiary and 24,000,000 shares of the Company's Class B common stock. As of December 31, 2013, Class B common stock entitles holders to four votes per share; provided, however, that the Company's certificate of incorporation provides that so long as any of the Class B common stock remains outstanding, the holders of Class B common stock always will have a majority of the voting power of the Company's outstanding common stock, and thereby control the Company. Class B common stock holders have no economic rights (including no rights to dividends and distributions upon liquidation). Immediately following the conversion from 100 unclassified shares, RCAP Holdings, as holder of Class B common stock, held 0% of the economic rights and the majority of the voting rights of the Company.

Equity Plan.  The RCS Capital Corporation Equity Plan provides for the grant of stock options, restricted shares of Class A common stock, restricted stock units, dividend equivalent rights and other equity-based awards to RCS Capital Management, LLC ("RCS Capital Management"), included under the Outperformance Agreement, non-executive directors, officers and other employees and independent contractors, including employees or directors of RCS Capital Management and its affiliates who are providing services to the Company. RCS Capital Management is an entity under common control with RCAP Holdings. The maximum number of shares of Class A common stock that may be granted pursuant to awards under the equity plan was initially 250,000 shares of Class A common stock. Following any increase in the number of issued and outstanding shares of Class A common stock, the maximum number of shares of Class A common stock that may be granted pursuant to awards under the equity plan will be a number of shares of Class A common stock equal to the greater of (x) 250,000 shares and (y) 10% of the total number of issued and outstanding shares of Class A common stock (on a diluted basis) at any time following such increase (subject to the registration of the increased number of available shares).